Summary of Revenue Explanatory (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Total Deferred Revenues Current	$ 3,484	$ 4,815	$ 3,018
Total Deferred Revenues Non Current	1,462	1,493
Total Deferred Revenues	4,946	6,308
Novo Amendment [member]
IfrsStatementLineItems [Line Items]
Total Deferred Revenues Current	3,466	4,791
Total Deferred Revenues Non Current		23
Total Deferred Revenues	3,466	4,814
CH License Agreement [member]
IfrsStatementLineItems [Line Items]
Total Deferred Revenues Current	18	24
Total Deferred Revenues Non Current	1,345	1,334
Total Deferred Revenues	1,363	1,358
NK License Agreement [member]
IfrsStatementLineItems [Line Items]
Total Deferred Revenues Current
Total Deferred Revenues Non Current	117	136
Total Deferred Revenues	$ 117	$ 136